NOTES PAYABLE (Details Narrative) - USD ($)				12 Months Ended
	Nov. 08, 2022	Aug. 09, 2022	Jun. 14, 2022	Dec. 31, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Interest expense				$ 6,601	$ 65,499
Conversion description				Note is convertible into shares of common stock of the Company. In a default situation, the holder of the Note has the right to convert all or any part of the unpaid balance of the Note into shares of common stock of the Company, at a conversion price that is equal to the lowest trading price for the shares of common stock during the twenty-five trading days prior to the conversion date. Upon the occurrence and during the continuation of any event of default, the Note would immediately become due and payable and, if the Company wishes to repay the Note in cash, the Company would pay an amount equal to 200% of the then outstanding unpaid amounts owed.
Periodic payment				$ 13,077
Amortization of debt discount				2,043
Legl fees				691
Promissory Note A Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notes payable			$ 117,000
Maturity date		Feb. 14, 2023	Aug. 13, 2022
Accrued interest				$ 2,289
Promissory Note B Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Maturity date	Nov. 08, 2023
Debt instrument, face amount	$ 116,760
Debt instrument, unamortized discount	12,510
Debt instrument, fee amount	4,250
Net proceeds of notes payable	100,000
Interest expense	14,011
Debt instrument, annual principal payment	$ 130,771
Debt instrument, payment terms	ten payments
Periodic payment	$ 13,077